Fair value of financial instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair value of financial instruments
Schedule of recurring measurements of fair value hierarchy of financial assets and liabilities

	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$106,609	$—	$—	$106,609
Restricted cash	27,761	—	—	27,761
Derivative instruments asset	—	27,199	—	27,199

Total	$134,370	$27,199	$—	$161,569

Liabilities:
Derivative instruments liability	$—	$159,903	$—	$159,903

Total	$—	$159,903	$—	$159,903

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$60,651	$—	$—	$60,651
Restricted cash	21,412	—	—	21,412
Derivative instruments asset	—	32,414	—	32,414

Total	$82,063	$32,414	$—	$114,477

Liabilities:
Derivative instruments liability	$—	$53,762	$—	$53,762

Total	$—	$53,762	$—	$53,762

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$60,651	$—	$—	$60,651
Restricted cash	21,412	—	—	21,412
Derivative instruments asset	—	32,414	—	32,414

Total	$82,063	$32,414	$—	$114,477

Liabilities:
Derivative instruments liability	$—	$53,762	$—	$53,762

Total	$—	$53,762	$—	$53,762

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$45,497	$—	$—	$45,497
Restricted cash	15,744	—	—	15,744
Derivative instruments asset	—	26,749	—	26,749

Total	$61,241	$26,749	$—	$87,990

Liabilities:
Derivative instruments liability	$—	$31,552	$—	$31,552

Total	$—	$31,552	$—	$31,552